Stockholders’ Equity (Details Narrative)																																																																													3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 15, 2025	Sep. 30, 2025	Jun. 30, 2025 USD ($) $ / shares	Jun. 25, 2025	May 15, 2025	Mar. 31, 2025	Mar. 13, 2025 USD ($) $ / shares shares	Feb. 26, 2025 USD ($) $ / shares shares	Feb. 20, 2025 USD ($) $ / shares shares	Feb. 15, 2025	Feb. 10, 2025 USD ($) $ / shares shares	Jan. 06, 2025 USD ($) $ / shares shares	Dec. 03, 2024	Dec. 01, 2024	Nov. 16, 2024 USD ($) $ / shares shares	Nov. 15, 2024	Nov. 07, 2024 USD ($) $ / shares shares	Oct. 25, 2024 USD ($) $ / shares shares	Oct. 11, 2024 USD ($) $ / shares shares	Sep. 30, 2024	Sep. 03, 2024 USD ($) $ / shares shares	Sep. 01, 2024	Aug. 15, 2024	Aug. 07, 2024 USD ($) $ / shares shares	Aug. 07, 2024 MYR (RM) shares	Jul. 30, 2024 USD ($) $ / shares shares	Jul. 05, 2024 USD ($) $ / shares shares	Jul. 05, 2024 MYR (RM) shares	Jun. 30, 2024	Jun. 03, 2024	Jun. 01, 2024	May 16, 2024 USD ($) $ / shares shares	May 15, 2024	Apr. 18, 2024	Apr. 03, 2024	Mar. 31, 2024	Mar. 03, 2024	Mar. 01, 2024 USD ($) $ / shares shares	Feb. 15, 2024	Jan. 28, 2024 USD ($)	Jan. 23, 2024 USD ($) $ / shares shares	Jan. 23, 2024 MYR (RM) shares	Jan. 03, 2024	Nov. 16, 2023 USD ($) $ / shares shares	Nov. 16, 2023 MYR (RM) shares	Nov. 15, 2023	Nov. 09, 2023 USD ($) $ / shares shares	Oct. 03, 2023	Sep. 30, 2023	Aug. 15, 2023	Jul. 03, 2023 USD ($) $ / shares shares	Jun. 30, 2023	May 15, 2023	Apr. 01, 2023	Mar. 31, 2023	Feb. 15, 2023	Jan. 28, 2023 USD ($)	Jan. 01, 2023	Nov. 16, 2022 USD ($) $ / shares shares	Nov. 11, 2022 USD ($) $ / shares shares	Oct. 01, 2022	Jul. 01, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($)	Jul. 23, 2021 USD ($) $ / shares shares	Aug. 31, 2020	May 31, 2020	Feb. 28, 2020	Nov. 30, 2019	Nov. 04, 2019 USD ($) $ / shares shares	Aug. 31, 2019	Aug. 12, 2019 USD ($) $ / shares shares	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Nov. 07, 2018 USD ($) $ / shares shares	Aug. 24, 2018 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 13, 2025 $ / shares	May 31, 2024 shares	Dec. 15, 2023 shares	Sep. 05, 2023 $ / shares	Aug. 31, 2023 shares	May 22, 2023 $ / shares	Jun. 16, 2021 shares	Apr. 12, 2021 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Company delisting notice from NASDAQ Marketwatch, description																																		On April 18, 2024, the Company received written notice from the NASDAQ Stock Market (“NASDAQ”) stating that the Company does not meet the requirement of maintaining a minimum of $2,500,000 in stockholders’ equity for continued listing on the NASDAQ Capital Market, as set forth in NASDAQ Listing Rule 5550(b)(1), the Company also does not meet the alternative of market value of listed securities of $35 million under NASDAQ Listing Rule 5550(b)(2) or net income from continuing operations of $500,000 in the most recently completed fiscal year or in two of the last three most recently completed fiscal years under NASDAQ Listing Rule 5550(b)(3), and the Company is no longer in compliance with the NASDAQ Listing Rules.
Inventories			$ 1,578,678																$ 4,650,000																																																										$ 1,578,678		$ 1,578,678		$ 2,824,353	$ 2,213,311
Share price per share | $ / shares																																																																																	$ 0.67
Common stock par value | $ / shares			$ 0.001																																																																										$ 0.001		$ 0.001		$ 0.001	$ 0.001				$ 0.001		$ 0.001
Stock issued to consultants																																																																													$ 84,250	$ 222,123	$ 167,500	$ 444,249	$ 724,999	$ 46,000
Research and development expense																																																																																$ 750,000	$ 1,962,000	$ 675,000
Options granted to purchase common stock | shares
Weighted average exercise price | $ / shares
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share | $ / shares																																																																																			$ 1.535
Common stock par value | $ / shares																																																																																			0.001
Warrants to purchase price per share | $ / shares																																																																																			$ 1.535
Nova Samoa [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of purchase order consideration shares | shares																			3,321,429
Sale of stock price per share | $ / shares																			$ 1.40
Nova Samoa [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of purchase order consideration shares | shares								4,909,616
Sale of stock price per share | $ / shares								$ 0.65
Nova Samoa [Member] | Iconic Tech [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase order consideration amount																			$ 945,000
Nova Samoa [Member] | Onefull Technologies [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase order consideration amount																			925,000
Nova Samoa [Member] | Skyvip [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase order consideration amount																			900,000
Nova Samoa [Member] | United Poles [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase order consideration amount																			940,000
Nova Samoa [Member] | Teclutions [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase order consideration amount																			$ 940,000
Nova Samoa [Member] | Flyguy Resources [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase order consideration amount								$ 810,000
Nova Samoa [Member] | Flyguy Resources [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase order consideration amount								810,000
Nova Samoa [Member] | Twenty Nine Business [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase order consideration amount								742,500
Nova Samoa [Member] | Twenty Nine Business [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase order consideration amount								742,500
Nova Samoa [Member] | Chialing Order Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase order consideration amount								825,000
Nova Samoa [Member] | Macro Order Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase order consideration amount								$ 813,750
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares																																																																222,902
Proceeds from offering, gross																																																																$ 3,120,622
Number of warrants to purchase common stock | shares																																																																222,902
Warrants to purchase price per share | $ / shares																																																																$ 14.00
Warrant exercise price per share | $ / shares																																																																$ 17.50
Proceeds from offering, net																																																																$ 2,760,000
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares									434,000		250,000	250,000						125,000
Share price per share | $ / shares									$ 0.50		$ 0.60	$ 0.60						$ 1.20
Proceeds from offering, gross											$ 150,000	$ 150,000						$ 150,000
Common stock par value | $ / shares											$ 0.001	$ 0.001						$ 0.001
Repayments of debt									$ 217,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares									217,000		250,000	250,000
Share price per share | $ / shares									$ 0.50		$ 0.60	$ 0.60
Proceeds from offering, gross									$ 434,000		$ 150,000	$ 150,000
Common stock par value | $ / shares											$ 0.001	$ 0.001
Securities Purchase Agreement [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares							500,000
Share price per share | $ / shares							$ 0.40
Proceeds from offering, gross							$ 200,000
Common stock par value | $ / shares							$ 0.001
Advisory Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Consulting agreement term																																																									12 months						12 months
Stock issued to consultants, shares | shares																																																																													0	0	0	528	0	4,347
Stock issued to consultants																																																																													$ 0	$ 0	$ 0	$ 10,000		$ 10,000
Payment to advisory fee																																																															$ 10,000
IT Consulting Service Agreement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares																																																			300,000
Share price per share | $ / shares																																																			$ 2.12
Consulting agreement term																																																			12 months
Stock issued to consultants, shares | shares																																																			300,000
Stock issued to consultants																																																			$ 636,000
Options vesting percentage																																			25.00%								25.00%					25.00%			25.00%
Consulting fee																																																																														159,000		318,000	318,000	318,000
Consulting Agreement Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares																																															50,000
Share price per share | $ / shares																																												$ 2.35
Consulting agreement term																																															1 year
Stock issued to consultants, shares | shares																																												50,000	50,000		50,000
Stock issued to consultants																																												$ 117,500			$ 117,500
Options vesting percentage																25.00%							25.00%										25.00%						25.00%
Consulting fee																																																																														29,375		58,750	102,692	14,808
IT Consulting Servic eAgreement Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share | $ / shares																																									$ 2.50
Stock issued to consultants, shares | shares																																									300,000	300,000
Stock issued to consultants																																									$ 750,000	RM 3,544,875
Research and development expense																																									$ 750,000																																					$ 0		$ 750,000	$ 750,000
Advisory Service Agreement Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Consulting agreement term																																								12 months
Stock issued to consultants, shares | shares																																																																														13,248		24,076	43,426
Stock issued to consultants																																																																														$ 30,000		$ 50,000	$ 90,000
Payment to advisory fee																																								$ 10,000
Consulting Agreement Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares																																						100,000
Share price per share | $ / shares																																						$ 1.63
Consulting agreement term																																						1 year
Stock issued to consultants, shares | shares																																						100,000
Stock issued to consultants																																						$ 163,000
Options vesting percentage														25.00%								25.00%									25.00%							25.00%
Consulting fee																																																																													0	$ 13,844	26,906	$ 54,594	136,094
Consulting Agreement Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares																					100,000
Share price per share | $ / shares																					$ 1.42
Consulting agreement term																					1 year
Stock issued to consultants, shares | shares																					100,000
Stock issued to consultants																					$ 142,000
Options vesting percentage													25.00%								25.00%									25.00%							25.00%
Consulting fee																																																																													35,500		71,000		46,393
Consulting Agreement Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares																					100,000
Share price per share | $ / shares																					$ 1.42
Consulting agreement term																					1 year
Stock issued to consultants, shares | shares																					100,000
Stock issued to consultants																					$ 142,000
Options vesting percentage													25.00%								25.00%									25.00%							25.00%
Consulting fee																																																																													35,500		71,000		46,393
Consulting Agreement Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares																	50,000
Share price per share | $ / shares															$ 0.98
Consulting agreement term																	1 year
Stock issued to consultants, shares | shares															50,000
Stock issued to consultants															$ 49,000
Options vesting percentage					25.00%					25.00%
Consulting expense																																																																													$ 12,250		$ 24,500		$ 6,175
Consulting Agreement Seven [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options vesting percentage										25.00%
Consulting Agreement Seven [Member] | Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options vesting percentage	25.00%				25.00%
Consulting Agreement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share | $ / shares																																																														$ 3.60
Consulting agreement term																																																														1 year
Stock issued to consultants, shares | shares																																																														10,000
Stock issued to consultants																																																														$ 36,000
Options vesting percentage																																																						25.00%				25.00%			25.00%	25.00%
Consulting fee																																																																																		18,000
Consulting Agreement Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share | $ / shares																																																											$ 2.80
Consulting agreement term																																																											1 year
Stock issued to consultants, shares | shares																																																											10,000
Stock issued to consultants																																																											$ 28,000
Options vesting percentage																																														25.00%				25.00%			25.00%			25.00%
Consulting fee																																																																																		$ 28,000
Advisory Service Agreement One Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Consulting agreement term																																																									12 months
Stock issued to consultants, shares | shares																																																																																	528	41,144
Stock issued to consultants																																																																																	$ 10,000	$ 110,000
Payment to advisory fee																																																									$ 10,000
IT Consulting Service Agreement Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share | $ / shares																																												$ 2.50
Stock issued to consultants, shares | shares																																												270,000	270,000
Stock issued to consultants																																												$ 675,000	RM 3,161,970
Research and development expense																																												$ 675,000																																						$ 675,000
Sale and Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share | $ / shares																											$ 1.65
Stock issued to consultants, shares | shares																											400,000	400,000
Stock issued to consultants																											$ 660,000	RM 3,106,620
Research and development expense																																																																																	660,000
Sale and Purchase Agreement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share | $ / shares																								$ 1.20
Stock issued to consultants, shares | shares																								460,000	460,000
Stock issued to consultants																								$ 552,000	RM 2,481,240
Research and development expense																																																																																	$ 552,000
Investor [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares																										125,000						200,000
Share price per share | $ / shares																										$ 1.60						$ 2.00
Proceeds from offering, gross																										$ 200,000						$ 400,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued , shares | shares								4,909,616											3,321,429
Share price per share | $ / shares								$ 0.65											$ 1.40
Stock issued to consultants, shares | shares																																																																													62,500	112,500	125,000	225,000	400,000	15,000
Stock issued to consultants																																																																													$ 63	$ 113	$ 126	$ 225	$ 400	$ 15
Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated life																																																																															5 years 6 months		5 years 6 months
Volatility rate																																																																															107.00%		107.00%
Risk free interest rate																																																																															0.71%		0.71%
Dividend yield																																																																															0.00%		0.00%
Fair value of warrants																																																																															$ 2,018,597		$ 2,018,597
Warrant [Member] | Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price per share | $ / shares																																																																$ 17.50
Number of warrants to purchase common stock | shares																																																																22,290
2021 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock rewards granted | shares																																																																																									600,000	600,000
2023 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock rewards granted | shares																																																																																					800,000		800,000
2024 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock rewards granted | shares																																																																																				3,000,000
2014 Omnibus Equity Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated life																																																																					10 years						10 years
Volatility rate																																																																					87.00%						84.00%
Risk free interest rate																																																																					1.60%						3.07%
Dividend yield																																																																					0.00%						0.00%
Options vesting percentage																																																																	25.00%	25.00%	25.00%	25.00%		25.00%		25.00%	25.00%	25.00%
Options granted to purchase common stock | shares																																																																					12,000						12,000
Weighted average exercise price | $ / shares																																																																					$ 14.00						$ 29.50
Option term																																																																					5 years						5 years
Fair value of stock options, shares | shares																																																																					12,000						60,000
Grant date fair value																																																																					$ 114,740						$ 240,105
2014 Omnibus Equity Plan [Member] | Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated life																																																																							5 years					5 years
Volatility rate																																																																							87.00%					84.00%
Risk free interest rate																																																																							1.49%					2.72%
Dividend yield																																																																							0.00%					0.00%
Options vesting percentage																																																																							50.00%					50.00%
Options granted to purchase common stock | shares																																																																							1,400					1,400
Weighted average exercise price | $ / shares																																																																							$ 19.25					$ 46.25
Option term																																																																							5 years					5 years
Fair value of stock options																																																																							$ 18,318					$ 43,680
Unrecognized share-based compensation expense			$ 25,970																																																																										25,970		25,970		159,910
2014 Omnibus Equity Plan [Member] | Chief Financial Officer [Member] | Six-month Anniversary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options vesting percentage																																																																							50.00%					50.00%
2021 Omnibus Equity Plan [Member] | Employement Agreement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share | $ / shares																																															$ 2.15
Options vesting percentage																				25.00%									25.00%							25.00%											25.00%
Restricted stock award, gross | shares																																															6,000
Stock issued during period, value, restricted stock award, gross																																															$ 12,900
Allocated share based compensation expense																																																																														$ 3,225		$ 6,450	11,204	3,225
2021 Omnibus Equity Plan [Member] | Employement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share | $ / shares																																																												$ 2.95
Options vesting percentage																																																	25.00%			25.00%			25.00%					25.00%
Restricted stock award, gross | shares																																																												1,200
Stock issued during period, value, restricted stock award, gross																																																												$ 3,540
Allocated share based compensation expense																																																																																		$ 2,655
2023 Omnibus Equity Plan [Member] | Employement Agreement Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share | $ / shares																	$ 0.98
Options vesting percentage			25.00%			25.00%																																									25.00%
Restricted stock award, gross | shares																	6,000
Stock issued during period, value, restricted stock award, gross																	$ 5,880
Allocated share based compensation expense																																																																													$ 1,470		$ 2,940		$ 741
2023 Omnibus Equity Plan [Member] | Employement Agreement Three [Member] | Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options vesting percentage		25.00%		25.00%		25.00%